Guarantees, acceptances and credit commitments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Guarantees
Guarantee outstanding	₩ 10,249,827	₩ 9,319,885
Contingent guarantees	3,433,953	3,669,697
Subtotal	13,683,780	12,989,582
Commitments to extend credit
Loan commitments in won	80,598,639	74,393,722
Loan commitments in foreign currency	19,319,903	22,542,776
ABS and ABCP commitments	1,604,958	2,116,354
Others	87,718,227	81,387,165
Subtotal	189,241,727	180,440,017
Endorsed bills
Secured endorsed bills	1,650	11,287
Unsecured endorsed bills	7,324,559	6,737,097
Subtotal	7,326,209	6,748,384
Loans sold under repurchase agreement	0	2,099
Total	₩ 210,251,716	₩ 200,180,082